Cash and cash equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents, at Carrying Value [Abstract]
Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include deposits with high-rated financial institutions of €385,777. Our cash and cash equivalents are predominantly denominated in US$ and partly in euro and Korean won.

Cash and cash equivalents have insignificant interest rate risk and deposits have a remaining maturity of three months or less at the date of acquisition.